CASH AND CASH EQUIVALENTS (Tables)	6 Months Ended
Jun. 30, 2025
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents	Cash and cash equivalents consisted of the following items:

	June 30, 2025	December 31, 2024

Cash at banks and on hand	719	889
Short-term deposits with original maturity of less than three months	563	800
Cash and cash equivalents*	1,282	1,689

Less overdrafts	—	(1)

Cash and cash equivalents, net of overdrafts (as presented in the consolidated statement of cash flows)	1,282	1,688
* Cash and cash equivalents include an amount of US$326 (2024: US$242) relating to banking operations in Pakistan. Customer deposits balance of US
$676
(2024: US$556) is included in the ‘Trade and other payables’.